The tables below detail the main causes of tax, civil, environmental and labor nature, whose expectations of losses are classified as possible (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	$ 38,561	$ 38,776
Estimate	800
Tax contingent liability [member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	24,785	24,511
Tax contingent liability [member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	24,785	24,511
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability One [Member] | Plaintiff Related To Tax One [Member] | Other Claims [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	$ 9,092	9,532
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Two [Member] | Plaintiff Related To Tax One [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Description of tax matters	Income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL).
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company.
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Two [Member] | Plaintiff Related To Tax One [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	$ 3,890	4,106
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Three [Member] | Plaintiff Related To Tax One [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	827	781
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Eleven [Member] | Plaintiff Related To Tax Six [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	706	812
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Five [Member] | Plaintiff Related To Tax One [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	$ 428	454
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Six [Member] | Plaintiff Related To Tax One [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Description of tax matters	Deduction from the basis of calculation of taxable income (income tax - IRPJ and social contribution - CSLL) of several expenses related to employee benefits.
Contingent liabilities, current status	The claim involves lawsuits in different administrative and judicial stages.
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Six [Member] | Plaintiff Related To Tax One [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	$ 570	468
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Nineteen [Member] | Plaintiff Related To Tax Fourteen [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	234	326
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Twenty [Member] | Plaintiff Related To Tax Fourteen [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	330
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Twenty One [Member] | Plaintiff Related To Tax Fourteen [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	287
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Twenty Two [Member] | Plaintiff Related To Tax Fourteen [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	249	86
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Eight [Member] | Plaintiff Related To Tax Three [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	367	384
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Nine [Member] | Plaintiff Related To Tax Four [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	746	788
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Ten [Member] | Plaintiff Related To Tax Five [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	788	818
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Fourteen [Member] | Plaintiff Related To Tax Nine [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	569	517
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Fifteen [Member] | Plaintiff Related To Tax Ten [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	446	392
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Sixteen [Member] | Plaintiff Related To Tax Eleven [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	232	416
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Seventeen [Member] | Plaintiff Related To Tax Twelve [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	$ 417	331
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Eighteen [Member] | Plaintiff Related To Tax Thirteen [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Description of tax matters	Misappropriation of VAT tax credit (ICMS) on the acquisitions of drills and chemicals used in the formulation of drilling fluid, per the tax authorities.
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Eighteen [Member] | Plaintiff Related To Tax Thirteen [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	$ 421	418
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Eighteen [Member] | Plaintiff Related To Tax Thirteen One [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	289	99
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Seven [Member] | Plaintiff Related To Tax Two [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	1,071	1,056
Tax contingent liability [member] | Transactions Related Tof Failure To With Hold Pay Tax Services Tax Contingent Liability [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	201	190
Tax contingent liability [member] | Transactions Related To Other Tax Contingent Liability [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	1,825	1,725
Labor Related Contingent Liability [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	7,172	8,179
Labor Related Contingent Liability [Member] | Transactions Related To Labour Matters Contingent Liability One [Member] | Plaintiff Related To Labour Matters One [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	5,916	6,679
Labor Related Contingent Liability [Member] | Transactions Related To Other Labour Matters Contingent Liability [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	1,256	1,500
Civil Related Contingent Liability [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	$ 5,412	4,621
Civil Related Contingent Liability [Member] | Transactions Related To Civil Matters Contingent Liability One [Member] | Plaintiff Related To Civil Matters One [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Contingent liabilities, current status	The claims involve lawsuits in different administrative and judicial stages.
Civil Related Contingent Liability [Member] | Transactions Related To Civil Matters Contingent Liability One [Member] | Plaintiff Related To Civil Matters One [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	$ 1,197	1,319
Civil Related Contingent Liability [Member] | Transactions Related To Civil Matters Contingent Liability Three [Member] | Plaintiff Related To Civil Matters Three [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	829	471
Civil Related Contingent Liability [Member] | Transactions Related To Civil Matters Contingent Liability Five [Member] | Plaintiff Related To Civil Matters Five Member [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	29	308
Civil Related Contingent Liability [Member] | Transactions Related To Civil Matters Contingent Liability Five [Member] | Plaintiff Related To Civil Matters Six Member [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	2,472	1,687
Civil Related Contingent Liability [Member] | Transactions Related To Civil Matters Contingent Liability Five [Member] | Plaintiff Related To Civil Matters Seven Member [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	885	836
Civil Related Environmental Contingent Liability [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	1,192	1,465
Civil Related Environmental Contingent Liability [Member] | Transactions Related To Environmental Matters Contingent Liability One [Member] | Plaintiff Related To Environmental Matters One [Member] | Current Status [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	36	425
Civil Related Environmental Contingent Liability [Member] | Transactions Related To Other Environmental Matters Contingent Liability [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Estimate	$ 1,156	$ 1,040